Expense Example, No Redemption {- Franklin DynaTech Fund} - Franklin Custodian Funds-31 - Franklin DynaTech Fund - Class C	Feb. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 163
3 Years	507
5 Years	875
10 Years	$ 1,911